Document and Entity Information	12 Months Ended
Dec. 31, 2025
Entity Registrant Name	NOVA LTD.
Entity Central Index Key	0001109345
Document Type	20-F
Document Registration Statement	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	000-30668
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 David Fikes St.
Entity Address, City or Town	Rehovot
Entity Address Country	IL
Entity Address, Postal Zip Code	7632805
Title of 12(b) Security	Ordinary Shares
Trading Symbol	NVMI
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	true
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Nova Ltd. (the Company) as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive income, changes in shareholders' equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework), and our report dated February 17, 2026, expressed an unqualified opinion thereon.

Business Contact [Member]
Contact Personnel Name	Guy Kizner
Entity Address, Address Line One	5 David Fikes St.
Entity Address, City or Town	Rehovot
Entity Address Country	IL
Entity Address, Postal Zip Code	7632805
City Area Code	972
Local Phone Number	2295833